CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Operating activities:
Net income (loss)	$ 8,700	$ (75,300)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	434,800	262,800
Deferred income tax expense (benefit)	(34,700)	(32,100)
Loss on sale of investment securities	4,200	19,500
Income tax benefit of stock options exercised	4,900	0
Stock-based compensation	10,900	16,000
Changes in operating assets and liabilities, net of effect of acquisition:
Trade accounts receivable	(325,000)	59,200
Inventories	95,500	(459,600)
Prepaid and other current assets	54,500	(64,100)
Other assets	(24,300)	(4,100)
Accounts payable	(146,100)	216,900
Customer advances	(13,100)	73,600
Accrued expenses and taxes	77,100	22,200
Total adjustments	138,700	110,300
Net cash provided by operating activities	147,400	35,000
Investing activities, net of effect of acquisition:
Increase in restricted cash	(300,000)	0
Payment for assets acquired in acquisition	0	(700,000)
Purchase of investment securities, available for sale	(3,800)	(25,000)
Redemption of investment securities, available-for-sale	127,000	518,800
Capital expenditures	(67,300)	(49,900)
Purchase of other intangible assets	(6,600)	(2,900)
Net cash used in investing activities	(250,700)	(259,000)
Financing activities:
Proceeds from notes	200,000	0
Line of credit proceeds	250,000	150,000
Line of credit repayments	(250,000)	(150,000)
Payments of contingent consideration	(132,900)	(30,600)
Proceeds from exercise of stock options	51,200	6,700
Cash dividend declared and paid	0	(107,400)
Principal payments on note payable	(26,700)	(78,300)
Net cash provided by (used in) financing activities	91,600	(209,600)
Net decrease in cash and cash equivalents	(11,700)	(433,600)
Cash and cash equivalents, beginning of year	493,700	927,300
Cash and cash equivalents, end of period	482,000	493,700
Cash paid during the period for:
Income Taxes	1,800	152,100
Interest	$ 4,200	$ 3,100